SUPPLEMENT DATED JULY 8, 2010
TO PROSPECTUS DATED MAY 1, 2010

WRL FREEDOM EQUITY PROTECTOR
Issued through
WRL Series Life Account
By
Western Reserve Life Assurance Co. of Ohio

The following information hereby supplements or amends, and to the extent inconsistent replaces, certain information contained in your prospectus.

The following portfolio is added to the “Portfolios Available Under Your Policy” page of your prospectus:

Fidelity VIP Index 500 Portfolio

The following is added to the section entitled “The Portfolios” in your prospectus:

Fidelity VIP Index 500 Portfolio - Investment Adviser – Fidelity Management & Research Company
Investment Objective: Seeks investment results that correspond to the total return of common stocks publically traded in the United States, as represented by the S&P 500.

The following sentence is deleted from the first paragraph on page 39 of your prospectus under the heading “Making Premium Payments”:

We will consider any payments you make to be premium payments, unless you clearly identify them as loan repayments.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR MAY 1, 2010 PRODUCT PROSPECTUS